Segment reporting - Reconciliation of cash earnings to net profit (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 3,443	$ 1,100	$ 1,190
Net profit attributable to owners of Westpac Banking Corporation (WBC), percentage movement from same period of prior year	189.00%
Operating segments
Segment reporting
Cash earnings	$ 3,537	1,615	993
Cash earnings, percentage movement from prior period	119.00%
Net cash earnings adjustment
Segment reporting
Total cash earnings adjustment (post-tax)	$ (94)	(515)	197
Total cash earnings adjustment (post-tax), percentage movement from prior period	(82.00%)
Fair value gain/(loss) on economic hedges
Segment reporting
Total cash earnings adjustment (post-tax)	$ (46)	(581)	219
Total cash earnings adjustment (post-tax), percentage movement from prior period	(92.00%)
Ineffective hedges
Segment reporting
Total cash earnings adjustment (post-tax)	$ (48)	37	24
Adjustments related to Pendal
Segment reporting
Total cash earnings adjustment (post-tax)		32	(63)
Total cash earnings adjustment (post-tax), percentage movement from prior period	(100.00%)
Total cash earnings adjustment (post-tax), percentage movement from same period of prior year	(100.00%)
Treasury shares
Segment reporting
Total cash earnings adjustment (post-tax)		$ (3)	$ 17
Total cash earnings adjustment (post-tax), percentage movement from prior period	(100.00%)
Total cash earnings adjustment (post-tax), percentage movement from same period of prior year	(100.00%)